Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Cumulative change in ownership	50.00%
Period of cumulative ownership change	3 years
Derecognized deferred tax assets	$ 270,000
Deferred tax assets valuation allowance	261,444	$ 198,030
Deferred tax assets change in valuation allowance	63,400	18,800
Tax benefits credited to contributed capital	$ 200
Net operating loss carrybacks period	5 years
Unrecognized tax benefits that would not impact effective tax rate	$ 18,300
Percentage of limitation on net operating losses and tax credits	80.00%
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 19,600	$ 10,700
Cumulative Earnings (Deficit)	$ 0
Tax Year 2020
Income Tax [Line Items]
Net operating loss carried forwards as percentage on taxable income	100.00%
Tax Year 2021 and Thereafter
Income Tax [Line Items]
Net operating loss carried forwards as percentage on taxable income	80.00%
Federal
Income Tax [Line Items]
Net operating loss carryforwards	$ 979,100
Net operating loss carryforwards will not expire	$ 535,600
Net operating loss carried forwards as percentage on taxable income	80.00%
Net operating loss carryforwards expiration date	2021
Federal | Minimum
Income Tax [Line Items]
Tax year open for examination	2017
Federal | Maximum
Income Tax [Line Items]
Tax year open for examination	2019
Federal | Research Tax Credits
Income Tax [Line Items]
Tax credit carryforwards	$ 11,100
Tax credit carryforward expiration period	2034
State
Income Tax [Line Items]
Net operating loss carryforwards	$ 841,700
Net operating loss carryforwards will not expire	$ 53,200
Net operating loss carried forwards as percentage on taxable income	80.00%
Net operating loss carryforwards expiration date	2021
State | Minimum
Income Tax [Line Items]
Tax year open for examination	2016
State | Maximum
Income Tax [Line Items]
Tax year open for examination	2019
State | Research Tax Credits
Income Tax [Line Items]
Tax credit carryforwards	$ 7,800
Tax credit carryforward expiration period	2031
Foreign
Income Tax [Line Items]
Net operating loss carryforwards	$ 5,400
Korea
Income Tax [Line Items]
Net operating loss carryforwards expiration date	2022
Korea | Minimum
Income Tax [Line Items]
Tax year open for examination	2015
Korea | Maximum
Income Tax [Line Items]
Tax year open for examination	2019
Italian | Minimum
Income Tax [Line Items]
Tax year open for examination	2015
Italian | Maximum
Income Tax [Line Items]
Tax year open for examination	2019